Commitments and Contingencies (Details) - USD ($)	Jan. 01, 2025	Dec. 31, 2024
Loss Contingencies [Line Items]
Loss contingency accrual		$ 0
Subsequent event
Loss Contingencies [Line Items]
Monthly option payment	$ 10,000
Early termination provision payment	70,000
Require option payment	$ 120,000